Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Trade and Other Receivables

	2025	2024
	US$M	US$M
Trade receivables	3,081	3,687
Other receivables	1,172	1,652

Total	4,253	5,339

Comprising:
Current	4,116	5,169
Non-current	137	170